Contingent and Deferred Consideration Payable - Schedule of Contingent Consideration Payable (Details) $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Contingent And Deferred Consideration Payable [Abstract]
Beginning balance	$ 27,146
Payments made during the period	(9,210)
Additions in the period	658
Fair value loss and other	423
Ending balance	19,017
Current	10,639
Non-current	$ 8,378